Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

12. Quarterly Financial Information (Unaudited)

Summarized quarterly financial data for the years ended December 31, 2017 and 2016 are presented in the following tables. In the following tables, the sum of basic and diluted earnings per unit for the four quarters may differ from the annual amounts due to the required method of computing weighted average number of shares in the respective periods. Additionally, due to the effect of rounding, the sum of the individual quarterly earnings per share amounts may not equal the calculated year earnings per share amount.

	2017 Quarters
	Total	Fourth	Third	Second	First

Total revenues	$341,191	$104,784	$96,027	$81,877	$58,503

Income from operations	88,863	28,737	28,059	22,073	9,994

Net income	66,547	22,814	22,301	16,578	4,854

Earnings per Class A Unit—basic and diluted	1,258.36	431.40	421.70	312.79	92.47

	2016 Quarters
	Total	Fourth	Third	Second	First

Total revenues	$155,048	$49,547	$36,755	$32,863	$35,883

Income from operations	10,615	6,162	2,112	1,218	1,123

Net income (loss)	(8,176)	1,346	(3,167)	(1,833)	(4,522)

Earnings (loss) per Class A Unit—basic and diluted	(224.00)	36.88	(86.77)	(50.22)	(123.89)